INVESTMENTS IN CONTENT (Q1) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Produced and Acquired Content [Abstract]
Released	$ 59,777,000			$ 57,766,000	$ 66,527,000
Completed, not released	3,865,000			7,205,000	10,387,000
In-production	1,270,000			2,554,000	4,727,000
Investment in content, net	64,912,000			67,525,000	81,641,000
Impairment charges	$ 533,000	$ 1,100,000	$ 1,500,000	$ 4,800,000	$ 6,400,000